Cover Page	Sep. 01, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	REGIS CORP
Entity File Number	1-12725
Entity Tax Identification Number	41-0749934
Entity Address, Address Line One	3701 Wayzata Boulevard
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55416
City Area Code	952
Local Phone Number	947-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.05 par value
Trading Symbol	RGS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000716643
Amendment Flag	false
Entity Incorporation, State or Country Code	MN